Expense Example, No Redemption - International Growth and Income Fund	Jun. 30, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	1,768
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	$ 1,535